OMB APPROVAL
                                   OMB NUMBER: 3235-0456
                                   EXPIRES: AUGUST 31, 2000

             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                            Form 24f-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2


   Read instructions at end of Form before preparing Form.
                    Please print or type.



1.   Name and address of issuer:   Morgan Stanley Dean Witter Market
                                   Leader Trust
                                   Two World Trade Center, 72nd Floor
                                   New York, NY  10048


2. The name of each series or class of securities for which this Form is filed ( If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes) :

                                             [ x ]


3.   Investment Company Act File Number:     333-15813


     Securities Act File Number:        811-7915


4(a).     Last day of fiscal year for which this Form is filed:

                      August 31, 1998

4(b).     [    ] Check box if this Form is being filed late
     (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If this Form is being filed late, interest must be paid on the registration fee due.

4(c).     [    ] Check box if this is the last time the
          issuer will be filing this Form.


5.Calculation of registration fee:

(i)  Aggregate sale price of securities sold during
     fiscal year pursuant to section 24(f):            $ 53,850,720.85

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:     $(26,619,867.25)


(iii) Aggregate price of securities redeemed or
     repurchased during any prior fiscal year ending no
     earlier than October 11, 1995 that were not
     previously used to reduce registration fees payable
     to the Commission:            $ 0


(iv)  Total available redemption credits [add Items 5(ii)
      and 5(iii)] :        $ (26,619,867.25)

(v)  Net sales - if Item 5(i) is greater than Item 5(iv)
     [subtract Item 5(iv) from item 5(i)] : $ 27,230,853.60


(vi) Redemption credits available for use in future years if Item 5(i) is less than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]:

                                  $( 0  )

(vii)     Multiplier for determining registration fee (See
          Instruction C.9):                x 1/3300


(viii)Registration fee due [multiply Item 5(v) by Item
     5(vii)] (enter 0 if no fee is due):       =$ 8,033.10

6. Prepaid Shares
  If the response to Item 5(i) was determined by deduction
  and amount of securities that were registered under the
  Securities Act of 1933 pursuant to rule 24e-2 as in
  effect before [effective date of rescission of rule 24e-
  2], then report the amount of securities (number of
  shares or other units) deducted here: 0         .  If
  there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0


7. Interest due if this Form is being filed more than 90 days after the end of the issuer's fiscal year
   (see Instruction D):

                                             +$ 0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                             =$ 8,033.10

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: October 6, 1998

               Method of Delivery:
                                   [ x ] Wire Transfer
                                   [   ] Mail or other means

                         SIGNATURES

This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Barry Fink
                                    Barry Fink
                                    Vice President


Date:     October 7, 1998
           *Please print the name and title of the signing officer below the signature.